SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
DisclosureOf Subsequent Events [Abstract]
Disclosure of events after reporting period [text block]
NOTE 27. SUBSEQUENT EVENTS

The authorization for the issuance and publication of these consolidated financial statements for the year ended December 31, 2025, was approved by the Board of Directors of Arauco at Meeting
No 754 held on March 18, 2026
.

Subsequent to December 31, 2025, and as of the date of issuance of these consolidated financial statements, there have been no additional events, that could materially affect the presentation of these consolidated financial statements.